Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Mar. 15, 2023	Oct. 10, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Weighted Average Exercise Price, Outstanding Beginning		$ 0.41
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Weighted Average Exercise Price, Outstanding Beginning			$ 1.52	$ 5.00	$ 5.00	$ 3.33
Number of Options, Outstanding Beginning			412,500	100,000	100,000	300,000
Number of Options, Weighted Average Remaining Life In Years, Outstanding Ending			4 years 9 months	4 years 3 months 14 days	3 years 6 months 10 days	1 year 11 months 4 days	1 year 1 month 6 days
Aggregate intrinsic value, Beginning			$ 156
Number of Options, Weighted Average Exercise Price, Outstanding Beginning	$ 1.51		$ 1.51	$ 0.41	$ 0.41
Number of Options, Outstanding Beginning	100,000		600,000	312,500	337,500
Weighted-average remaining life, issued (in years)			5 years 11 months 1 day	5 years 2 months 15 days
Aggregate intrinsic value, Granted				$ 12
Number of Options, Weighted Average Exercise Price, Outstanding Beginning
Number of Options, Outstanding Beginning
Number of Options, Weighted Average Exercise Price, Outstanding Beginning					$ 0.41	$ 2.50
Number of options, Forfeited					25,000	200,000
Number of Options, Weighted Average Exercise Price, Outstanding Beginning			$ 1.51	$ 1.52	$ 1.52	$ 5.00	$ 3.33
Number of Options, Outstanding Beginning			1,012,500	412,500	412,500	100,000	300,000
Aggregate intrinsic value, Ending			$ 244		$ 156
Weighted-average exercise price, Expected to vest			$ 1.17	$ 0.41
Number of options, Expected to vest			776,857	296,875
Weighted-average remaining life, expected to vest (in years)			5 years 3 months 18 days	5 years 2 months 15 days
Weighted-average exercise price, Exercisable and vested			$ 2.64	$ 4.38	$ 3.59
Number of options, Exercisable and vested			235,643	115,625	144,375
Number of Options, Weighted Average Remaining Life In Years, Exercisable			2 years 11 months 1 day	1 year 11 months 4 days	1 year 11 months 23 days
Aggregate intrinsic value, expected to vest			$ 195
Aggregate intrinsic value, exercisable and vested			$ 59
Number of Options, Outstanding Beginning					(25,000)	(200,000)
Number of Options, Weighted Average Remaining Life In Years, issued					4 years 4 months 24 days
Number of Options, Outstanding Beginning			235,643	115,625	144,375
Number of Options, Weighted Average Exercise Price, Outstanding Beginning			$ 2.64	$ 4.38	$ 3.59